Himax Technologies, Inc. (the Parent Company only) (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Comprehensive Income Caption [Line Items]
Net income	$ 25,818	$ 48,747	$ 21,462
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:	322	(71)	(294)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	510	(61)	(71)
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	(188)	(10)	(223)
Foreign currency translation adjustments, net of income tax of nil	862	(479)	(573)
Net unrecognized actuarial gain (loss), net of income tax of $(168), $6 and $(25) in 2015, 2016 and 2017, respectively	(150)	1	(778)
Comprehensive income	26,852	48,198	19,817
Parent Company [Member]
Condensed Comprehensive Income Caption [Line Items]
Net income	27,967	50,912	25,195
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:	313	(115)	(259)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	466	(118)	(63)
Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	(153)	3	(196)
Foreign currency translation adjustments, net of income tax of nil	862	(479)	(573)
Net unrecognized actuarial gain (loss), net of income tax of $(168), $6 and $(25) in 2015, 2016 and 2017, respectively	(138)	6	(731)
Comprehensive income	$ 29,004	$ 50,324	$ 23,632